Condensed Consolidated Statements Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] XCF Global Capital Inc [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] XCF Global Capital Inc [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Retained Earnings [Member]	Retained Earnings [Member] XCF Global Capital Inc [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Total	XCF Global Capital Inc [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Members Contributions Net of Distributions [Member]	Members' Deficit [Member]	Preferred Stock [Member] XCF Global Capital Inc [Member]	Subscription Receivable [Member] XCF Global Capital Inc [Member]
Balance at Feb. 08, 2023
Balance, shares at Feb. 08, 2023
Net loss												(246,610)					(246,610)
Common shares issued in the settlement of convertible debt		$ 2,330					1,075,114										1,077,444
Common shares issued in the settlement of convertible debt, shares		2,329,743
Common shares issued during the year		$ 42,500																						(42,500)
Common shares issued during the year, shares		42,500,000
Common shares issued for the asset acquisition		$ 17,500					9,930,328										9,947,828
Common shares issued for the asset acquisition, shares		17,500,000
Balance at Dec. 31, 2023		$ 62,330					11,005,442					(246,610)				$ 29,709,980	10,778,662				$ 35,737,914	$ (6,027,934)		(42,500)
Balance, shares at Dec. 31, 2023		62,329,743
Recapitalization (Note 1)	$ 140,228					35,597,686					(6,027,934)										(35,737,914)	6,027,934
Retroactive application of recapitalization, shares	140,227,818
Net loss											(7,782,851)					(7,782,851)
Balance at Jun. 30, 2024	$ 140,228					35,597,686					(13,810,785)					21,927,129
Balance, shares at Jun. 30, 2024	140,227,818
Balance at Dec. 31, 2023		$ 62,330					11,005,442					(246,610)				29,709,980	10,778,662				35,737,914	(6,027,934)		(42,500)
Balance, shares at Dec. 31, 2023		62,329,743
Net loss												(4,821,989)					(4,821,989)
Subscription received during the period																	42,100							42,100
Common shares issued in the settlement of convertible debt		$ 12,670					6,047,364										5,503,633							(556,401)
Common shares issued in the settlement of convertible debt, shares		12,670,034
Balance at Dec. 31, 2024	$ 140,228	$ 75,000				70,313,190	17,052,806				(29,018,191)	(5,068,599)				41,435,227	11,502,406							(556,801)
Balance, shares at Dec. 31, 2024	140,227,818	74,999,777
Balance at Mar. 31, 2024	$ 140,228					35,597,686					(10,048,631)					25,689,283
Balance, shares at Mar. 31, 2024	140,227,818
Net loss											(3,762,154)					(3,762,154)
Balance at Jun. 30, 2024	$ 140,228					35,597,686					(13,810,785)					21,927,129
Balance, shares at Jun. 30, 2024	140,227,818
Balance at Dec. 31, 2024	$ 140,228	$ 75,000				70,313,190	$ 17,052,806				(29,018,191)	$ (5,068,599)				41,435,227	$ 11,502,406							$ (556,801)
Balance, shares at Dec. 31, 2024	140,227,818	74,999,777
Recapitalization (Note 1)				$ 42,851	$ (170,515)				$ (70,313,190)	$ 43,613,494				$ (18,269,283)	$ (43,442,979)				$ (88,539,622)
Retroactive application of recapitalization, shares				42,850,576	(57,446,488)
Issuance of common stock to Focus Impact on connection with the Business Combination	$ (532)					226,081,998										226,081,466
Issuance of common stock to Focus Impact on connection with the Business Combination, shares	5,322,463
Common stock issued as compensation for ELOC commitment fee	$ 51					7,399,949										7,400,000
Common stock issued as compensation for ELOC commitment fee, shares	507,802
Common stock issued for conversion of loan payable to related party	$ 1,000					99,999,000										100,000,000
Common stock issued for conversion of loan payable to related party, shares	10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination	$ 62					1,239,938										1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	622,109
Common stock issued in connection with the Business Combination	$ 120					(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	1,200,000
Common stock issued in conjunction with loan payable to related party	$ 343					40,399,657										40,400,000
Common stock issued in conjunction with loan payable to related party, shares	3,431,096
Common stock issued in conjunction with promissory notes						10,000										10,000
Common stock issued in conjunction with promissory notes, shares	686
Common stock issued as compensation for severance	$ 60					13,199,940										13,200,000
Common stock issued as compensation for severance, shares	600,000
Common stock issued as replacement shares to Randy Soule	$ 195					19,088,430										19,088,625
Common stock issued as replacement shares to Randy Soule, shares	1,948,862
Stock based compensation associated with restricted stock units						1,131,710										1,131,710
Net loss											102,800,908					102,800,908
Issuance of common stock to Focus Impact in connection with the Business Combination	532					(226,081,998)										(226,081,466)
Balance at Jun. 30, 2025	$ 14,926										12,070,455					12,085,381
Balance, shares at Jun. 30, 2025	149,264,925
Balance at Mar. 31, 2025	$ 183,078		$ 12,563					$ 43,613,494			(54,754,675)		$ (98,197,654)			(54,571,597)		$ (54,571,597)
Balance, shares at Mar. 31, 2025	183,078,394		125,631,906
Recapitalization (Note 1)			$ (170,515)					43,613,494					(43,442,979)
Retroactive application of recapitalization, shares			(57,446,488)
Issuance of common stock to Focus Impact on connection with the Business Combination			$ 532					(226,081,998)										(226,081,466)
Issuance of common stock to Focus Impact on connection with the Business Combination, shares	5,322,463
Common stock issued as compensation for ELOC commitment fee			51					7,399,949										7,400,000
Common stock issued as compensation for ELOC commitment fee, shares	507,802
Common stock issued for conversion of loan payable to related party			1,000					99,999,000										100,000,000
Common stock issued for conversion of loan payable to related party, shares	10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination			62					1,239,938										1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	622,109
Common stock issued in connection with the Business Combination			120					(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	1,200,000
Common stock issued in conjunction with loan payable to related party			343					40,399,657										40,400,000
Common stock issued in conjunction with loan payable to related party, shares	3,431,096
Common stock issued in conjunction with promissory notes								10,000										10,000
Common stock issued in conjunction with promissory notes, shares	686
Common stock issued as compensation for severance			60					13,199,940										13,200,000
Common stock issued as compensation for severance, shares	600,000
Common stock issued as replacement shares to Randy Soule			195					19,088,430										19,088,625
Common stock issued as replacement shares to Randy Soule, shares	1,948,862
Stock based compensation associated with restricted stock units								1,131,710										1,131,710
Net loss													110,268,109			110,268,109		110,268,109
Issuance of common stock to Focus Impact in connection with the Business Combination			$ (532)					$ 226,081,998										$ 226,081,466
Balance at Jun. 30, 2025	$ 14,926										$ 12,070,455					$ 12,085,381
Balance, shares at Jun. 30, 2025	149,264,925